Financial Result	12 Months Ended
Dec. 31, 2017
Financial Result
Financial Result

21. Financial result

The financial result primarily relates to the interest expenses on the 2009/2017 warrant bond calculated applying the effective interest method (EUR 0.3 million; previous year: EUR 0.5 million), the 2016/2021 and 2017/2011 convertible bonds placed in 2016 and 2017 (EUR 0.2 million; previous year: EUR 13 thousand) as well as the EIB loan made available in July 2017 (EUR 0.5 million; previous year: EUR 0). The aforementioned interest expenses on the warrant bond 2009/2017 of EUR 0.3 million (previous year EUR 0.5 million) include the opposite effect of EUR 0.2 million (previous year EUR 0.2 million) from the repurchase of part of the warrant bond on 28 February 2014. In August 2017, the warrant bond was repaid early at par plus accrued interest.

The financial result in 2016 consisted primarily of the interest payable for the 2009/2017 warrant bond (EUR 0.5 million, 2015: EUR 0.4 million) and for the 2011/2016 warrant bond placed in 2011 (EUR 0.7 million, 2015: EUR 0.7 million), calculated using the effective interest method. The aforementioned interest expenses on the warrant bond 2009/2017 of EUR 0.5 million (2015: EUR 0.4 million ) included the opposite effect of EUR 0.2 million (2015: EUR 0.2 million) from the repurchase of part of the warrant bond on 28 February 2014. The interest on Warrant Bond I for the 2015 financial year was paid at the end of December 2015, and the interest on Warrant Bond II was paid at the beginning of January 2016. The interest for the 2016 financial year for Warrant Bond I was paid at the start of January 2017. In December 2016, Warrant Bond II was repaid early with a principal repayment of EUR 8.7 million, plus accrued interest of EUR 0.4 million.